Commitments and related party transactions - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Lease commitments	$ 144
Term expiration date	Apr. 30, 2020	Apr. 30, 2020
Lease agreement commitment	$ 132
Exploration and evaluation	220
Management contract expiring in January 2020 [member]
Disclosure of transactions between related parties [line items]
Directors remuneration	$ 450
Management contract expiration team	April 2022	April 2022
Management contract expiring in August 2021 [member]
Disclosure of transactions between related parties [line items]
Directors remuneration		$ 236
Management contract expiration team	August 2021	August 2021